Earnings (Loss) Per Share - Schedule of Earnings (Loss) per Share Basic and Diluted (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings (losses):
Net income (loss) available to common shareholders	$ (29,687)	$ (10,110)	$ (44,621)	$ 17,086	$ 10,588	$ 4,936	$ (28,064)	$ (9,678)	$ (67,332)	$ (22,218)	$ 30,282
Shares:
Weighted average common shares outstanding									43,476	37,270	16,123
Dilutive effect of restricted stock units									0	0	0
Diluted weighted average shares outstanding									43,476	37,270	16,123
Income (loss) per share:
Income (loss) per share-basic and diluted	$ (0.61)	$ (0.21)	$ (1.15)	$ 0.46	$ 0.28	$ 0.13	$ (0.75)	$ (0.26)	$ (1.55)	$ (0.60)	$ 1.88